Goodwill and Intangible Assets - Changes in Intangible Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	$ 3,370
Amortization charge for the year	(287)	$ (193)
Impairment of intangible assets	(18)	(9)
Intangible assets, ending balance	4,724	3,370
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	4,713	3,642
Additions	229	690
Acquisitions	1,231	424
Disposals	(1)	(24)
Foreign exchange rate movements	248	(19)
Intangible assets, ending balance	6,420	4,713
Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(1,343)	(1,165)
Amortization charge for the year	(287)	(193)
Disposals	1	24
Impairment of intangible assets	(18)	(9)
Foreign exchange rate movements	(49)	0
Intangible assets, ending balance	(1,696)	(1,343)
Indefinite life
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,058
Intangible assets, ending balance	1,092	1,058
Indefinite life | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,081	938
Additions	0	0
Acquisitions	0	153
Disposals	0	0
Foreign exchange rate movements	36	(10)
Intangible assets, ending balance	1,117	1,081
Indefinite life | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(23)	(14)
Amortization charge for the year	0	0
Disposals	0	0
Impairment of intangible assets	0	(9)
Foreign exchange rate movements	(2)	0
Intangible assets, ending balance	(25)	(23)
Internally generated software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	650
Intangible assets, ending balance	996	650
Internally generated software | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,265	1,070
Additions	206	219
Acquisitions	232	0
Disposals	(1)	(24)
Foreign exchange rate movements	59	0
Intangible assets, ending balance	1,761	1,265
Internally generated software | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(615)	(561)
Amortization charge for the year	(113)	(79)
Disposals	1	24
Impairment of intangible assets	(16)	0
Foreign exchange rate movements	(22)	1
Intangible assets, ending balance	(765)	(615)
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,662
Intangible assets, ending balance	2,636	1,662
Other | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	2,367	1,634
Additions	23	471
Acquisitions	999	271
Disposals	0	0
Foreign exchange rate movements	153	(9)
Intangible assets, ending balance	3,542	2,367
Other | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(705)	(590)
Amortization charge for the year	(174)	(114)
Disposals	0	0
Impairment of intangible assets	(2)	0
Foreign exchange rate movements	(25)	(1)
Intangible assets, ending balance	$ (906)	$ (705)